Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2024	December 31, 2023
Vehicles	$498,635	$510,385
Office equipment	352,917	360,740
Leasehold improvement	474,901	486,091
Less: accumulated depreciation	(784,070)	(680,570)
	$542,383	$676,646

Depreciation expense was $120,029 and $83,493 for the six months ended June 30, 2024 and 2023, respectively.